Long-Term Investments - Summarized Financial Information of Company's Equity-Method Investments (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Statement of Financial Position [Abstract]
Current assets	$ 127	$ 166
Non-current assets		237
Current liabilities	28	117
Non-current liabilities	12	193
Total revenues		136	$ 282
Operating income (loss)	(5)	(46)	(271)
Net income (loss)	$ (3)	$ (50)	$ (282)